Income Taxes - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Tax carryforwards
Net operating loss carryforwards, tax effected			$ 90,996	$ 96,710
Effective tax rate	19.50%	23.90%	28.00%	7.90%	18.30%
Federal tax rate	21.00%	21.00%	21.00%	21.00%	21.00%
Tax adjustment relating to REIT			$ 8,203	$ 60,378	$ 40,577
Foreign tax rate differential provision (benefit)			9,856	9,472	8,562
Foreign withholding taxes			23,654
Increase in valuation allowance (net operating losses)			(8,406)	8,337	(6,211)
Increase (decrease) in gross interest and penalties recorded			823	(1,499)	1,780
Accrued interest and penalties recorded			6,805	6,212
Unrecognized tax benefits			27,772	25,969	$ 35,068	$ 35,320
Unrecognized tax benefits included in other long-term liabilities			24,627	23,402
Deferred income taxes including unrecognized tax benefits			3,145	$ 2,567
Unrecognized tax benefits that would impact tax rate			5,364
Foreign
Tax carryforwards
Net operating loss carryforwards, tax effected			$ 85,466
Net operating loss carryforwards subject to valuation allowance (as a percent)			47.00%